Additional information on operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Depreciation, Amortization and Impairment Charges
Depreciation, amortization and impairment charges are included in the following line items of the 2022 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right- of-use asset	Impairment of goodwill, tangible and intangible assets
Cost of sales	3 008	78	36	—
Distribution expenses	162	13	233	—
Sales and marketing expenses	298	152	236	—
Administrative expenses	299	416	124	—
Other operating expenses	19	—	—	—
Exceptional items	—	—	—	4

Depreciation, amortization and impairment	3 786	659	629	4

Depreciation, amortization and impairment charges are included in the following line items of the 2021 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right- of-use asset	Impairment of goodwill, tangible and intangible assets
Cost of sales	2 782	91	39	—
Distribution expenses	136	10	176	—
Sales and marketing expenses	319	223	249	—
Administrative expenses	306	327	110	—
Other operating expenses	3	—	—	—
Exceptional items	—	—	—	281

Depreciation, amortization and impairment	3 546	651	574	281

Depreciation, amortization and impairment charges are included in the following line items of the 2020 consolidated income statement:

Million US dollar (restated)	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right- of-use asset	Impairment of goodwill, tangible and intangible assets
Cost of sales	2 599	91	42	—
Distribution expenses	141	3	108	—
Sales and marketing expenses	339	291	224	—
Administrative expenses	310	323	125	—
Other operating expenses	3	—	—	—
Exceptional items	—	—	—	2 733

Depreciation, amortization and impairment	3 392	708	499	2 733